CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY - USD ($) $ in Thousands		Ordinary shares [Member]		Additional Paid-In Capital [Member]		Accumulated Deficit [Member]	Total
Balance at Dec. 31, 2017		$ 82		$ 42,480		$ (95,261)	$ (52,699)
Balance, shares at Dec. 31, 2017		6,290,244
Loss for the year						(32,203)	(32,203)
Stock split		$ 66		(66)
Stock split, shares	[1]
Conversion of loans from the Controlling shareholder		$ 160		65,178			65,338
Conversion of loans from the Controlling shareholder, shares		5,444,825
Issuance of shares through an initial public offering, net of issuance costs		$ 211		78,564			78,775
Issuance of shares through an initial public offering, net of issuance costs, shares		7,187,500
Exercise of options granted to employee		$ 1		43			44
Exercise of options granted to employee, shares		27,399
Share-based compensation				4,654			4,654
Balance at Dec. 31, 2018		$ 520		190,853		(127,464)	63,909
Balance, shares at Dec. 31, 2018		18,949,968
Loss for the year						(24,609)	(24,609)
Vesting of restricted share units			[1]		[1]
Vesting of restricted share units, shares		15,332
Issuance of shares through public offering, net of issuance costs		$ 41		10,572			10,613
Issuance of shares through public offering, net of issuance costs, shares		1,437,500
Share-based compensation				2,552			2,552
Balance at Dec. 31, 2019		$ 561		203,977		(152,073)	$ 52,465
Balance, shares at Dec. 31, 2019		20,402,800					20,402,800
Loss for the year						(29,290)	$ (29,290)
Issuance of shares and warrants through public offering, net of issuance costs		$ 61		21,245			21,306
Issuance of shares and warrants through public offering, net of issuance costs, shares		2,091,907
Issuance of shares and warrants through private placement from the controlling shareholder		$ 13		4,987			5,000
Issuance of shares and warrants through private placement from the controlling shareholder, shares		454,628
Vesting of restricted share units			[1]
Vesting of restricted share units, shares		23,000
Exercise of options			[1]	151			151
Exercise of options, shares		28,447
Share-based compensation				1,217			1,217
Balance at Dec. 31, 2020		$ 635		$ 231,577		$ (181,363)	$ 50,849
Balance, shares at Dec. 31, 2020		23,000,782					23,000,782

[1]	Less than 1,000.